Compensation Expense Relating to Share Options and RSU (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Stock Options And Restricted Stock Units USD ($)	Dec. 31, 2012 Stock Options And Restricted Stock Units CNY	Dec. 31, 2011 Stock Options And Restricted Stock Units CNY	Dec. 31, 2010 Stock Options And Restricted Stock Units CNY	Dec. 31, 2012 Stock Options And Restricted Stock Units Cost of revenues USD ($)	Dec. 31, 2012 Stock Options And Restricted Stock Units Cost of revenues CNY	Dec. 31, 2011 Stock Options And Restricted Stock Units Cost of revenues CNY	Dec. 31, 2010 Stock Options And Restricted Stock Units Cost of revenues CNY	Dec. 31, 2012 Stock Options And Restricted Stock Units Selling expenses USD ($)	Dec. 31, 2012 Stock Options And Restricted Stock Units Selling expenses CNY	Dec. 31, 2011 Stock Options And Restricted Stock Units Selling expenses CNY	Dec. 31, 2010 Stock Options And Restricted Stock Units Selling expenses CNY	Dec. 31, 2012 Stock Options And Restricted Stock Units General and administrative expenses USD ($)	Dec. 31, 2012 Stock Options And Restricted Stock Units General and administrative expenses CNY	Dec. 31, 2011 Stock Options And Restricted Stock Units General and administrative expenses CNY	Dec. 31, 2010 Stock Options And Restricted Stock Units General and administrative expenses CNY	Dec. 31, 2012 Stock Options And Restricted Stock Units Research and development expenses USD ($)	Dec. 31, 2012 Stock Options And Restricted Stock Units Research and development expenses CNY	Dec. 31, 2011 Stock Options And Restricted Stock Units Research and development expenses CNY	Dec. 31, 2010 Stock Options And Restricted Stock Units Research and development expenses CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
ShareBasedCompensation	$ 642,667	4,003,885	6,633,542	5,869,503					$ 477	2,971	5,177	7,898
ShareBasedCompensation													156	971	4,223	4,184
ShareBasedCompensation	44,628	278,033	340,405	172,117													524	3,264	27,929	18,365
ShareBasedCompensation	14,578	90,820	68,217	53,500																	92	576	1,002	1,516
ShareBasedCompensation					$ 1,249	7,782	38,331	31,963